SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 14:-        SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC Topic 280, "Segment Reporting".

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2012		2011		2010
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
East European country (*)	8,637	-	7,498	-	6,770	-

United States	217	17	344	24	536	37
Israel	86	76	80	72	83	73

	8,940	93	7,922	96	7,389	110

-	Revenues were attributed to countries based on the customer's location.

-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.

(*) Due to a demand of the customer, the name of the specific country cannot be disclosed.

b.	Summary of revenues from external customers of the continued operations based on products and services:

	Year ended December 31,
	2012	2011	2010
	$	$	$

Raw materials and equipment	3,856	5,822	3,822
Maintenance, royalties and project management	5,084	2,100	3,567

	8,940	7,922	7,389

c.	Major customer data as a percentage of total sales from external costumers of the continued operations:

	Year ended December 31,
	2012	2011	2010

Customer A	64%	95%	92%